SASCO 2006-S3

Credit Risk Management Report

November 2006

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not,warrant that the information contained in this Report is accurate or complete.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3
Executive Summary
November 2006

Transaction Summary

Closing Date:                   08/30/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS0

Collateral Summary
                        Closing Date    10/25/2006      10/25/2006 Balance as a
                                                        Percentage of Closing
                                                        Date Balance

Collateral Balance      $440,784,003    $414,228,982    93.98%

Loan Count              7,528           Transaction Summary

Closing Date:                   08/30/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS0

Collateral Summary
                        Closing Date    11/25/2006      11/25/2006 Balance as a
                                                        Percentage of Closing
                                                        Date Balance

Collateral Balance      $440,784,003    $399,585,118    90.65 %

Loan Count              7,528           6,953           92.36 %

0 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding
month and 90 days delinquent and the third immediately succeeding month.                95.30%

0 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Total Value Added for SASCO 2006-S3 as of 11/25/2006

        Issues          Amount Recovered
        0               $0

Collateral Statistics
                                Loan Count      Summed Balance
First Payment Defaults          27              $2,872,202
Early Payment Defaults*         97              $7,959,744

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
                                        Loan Count      Summed Balance
Total Outstanding Second Lien Loans     7,066           $407,171,403
30+ Days Delinquent                     87              $6,554,204
60+ Days Delinquent                     69              $5,166,946
90+ Days Delinquent                     45              $4,166,000

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

11/25/2006      $414,288,982            $14,519,162             3.50
10/25/2006      $425,272,241            $10,728,089             2.52
9/25/2006       $439,856,691            $14,210,413             3.23

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

11/25/2006      $4,356                  $4,356                  $0

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

11/25/2006      $12                     1

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$29,177 8564700 TX
779
6/1/2005
7/1/2006
BPO 19.89%
23.91% 99.41%
9/1/2007 C36
Monitor
$147,500
$122,000
$29,350
$29,177 5/17/2006
Default Reason: (Unknown)
$117,500
120.22%
12/1/2006 Clayton is still awaiting a copy of the original appraisal and most recent BPO.
11/1/2006 This loan has been added to the Watchlist because according to the updated property value of $122,000, the property has declined by 17 percent of the original value. Clayton has requested that the servicer provide Clayton with a copy of the original appraisal and the updated BPO to reconcile the decline in value.
$169,284 8566647 CA
768
6/1/2006
5/1/2006
BPO 19.87%
19.97% 92.10%
8/1/2007 699
Monitor
$925,000
$920,000
$183,800
$183,800 9/10/2006
Default Reason: (Unknown)
$735,200
99.89%
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$158,958 8566669 CA
754
7/1/2006
7/1/2006
(Unknown) 20.00%
0.00% 99.97%
10/1/2007 C36
Monitor
$795,000
$1
$159,000
$158,958 Unknown
Default Reason: (Unknown)
$636,000
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated valuation.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$220,558 8567158 CA
691
6/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 99.79%
9/1/2007 369
Monitor
$1,105,000
$1
$221,000
$220,558 Unknown
Default Reason: (Unknown)
$884,000
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated valuation.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$200,000 8567488 FL
687
7/1/2006
6/1/2006
(Unknown) 23.52%
0.00% 100.00%
11/1/2007 369
Monitor
$850,000
$1
$200,000
$200,000 Unknown
Default Reason: (Unknown)
$650,000
0.00%
12/1/2006 According to the county website, a Lis Pendens was filed against the borrower on 11/30/2006. It appears the senior lien holder is in the process of foreclosing on the property securing this loan. Clayton asked the servicer to provide an updated property value in order to determine the equity position of this junior lien. We are awaiting a response.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$97,000 8567608 NJ
629
7/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 100.00%
3/1/2008 369
Monitor
$485,000
$1
$97,000
$97,000 Unknown
Default Reason: (Unknown)
$388,000
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated valuation.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$138,000 8567869 CA
637
7/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 100.00%
9/1/2007 369
Monitor
$690,000
$1
$138,000
$138,000 Unknown
Default Reason: (Unknown)
$552,000
0.00%
12/1/2006 According to a third party website, the original appraised value for the property securing this loan appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$145,940 8568033 FL
697
7/1/2006
6/1/2006
(Unknown) 19.99%
0.00% 100.00%
11/1/2007 369
Monitor
$730,000
$1
$145,940
$145,940 Unknown
Default Reason: (Unknown)
$583,760
0.00%
12/1/2006 According to the county website, a Lis Pendens has been filed against the borrower for the property securing this loan. However, the county website also has copies of the original deeds of trust and the loan amounts differ from the origination information Clayton was provided. The property address appears to be different too. Clayton asked to servicer to provide the origination documents so we can verify the loan information and possibly submit this loan for repurchase if there is sufficient evidence the loan was fraudulently originated. We are awaiting a response.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$184,965 8568174 NJ
651
7/1/2006
7/1/2006
(Unknown) 20.00%
0.00% 99.98%
4/1/2008 C36
Monitor
$925,000
$1
$185,000
$184,965 Unknown
Default Reason: (Unknown)
$740,000
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$115,000 8568282 CA
719
7/1/2006
6/1/2006
(Unknown) 20.53%
0.00% 100.00%
9/1/2007 369
Monitor
$560,000
$1
$115,000
$115,000 Unknown
Default Reason: (Unknown)
$445,000
0.00%
12/1/2006 According to a third party website, the original appraised value for the property securing this junior lien appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$137,000 8568349 CA
662
7/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 100.00%
9/1/2007 369
Monitor
$685,000
$1
$137,000
$137,000 Unknown
Default Reason: (Unknown)
$548,000
0.00%
12/1/2006 According to a third party website, the original appraised value for the property securing this junior lien appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$199,963 8568534 FL
680
7/1/2006
7/1/2006
(Unknown) 24.09%
0.00% 99.98%
12/1/2007 C36
Monitor
$830,000
$1
$200,000
$199,963 Unknown
Default Reason: (Unknown)
$625,000
0.00%
12/1/2006 According to a third party website, the original appraised value for the property securing this junior lien appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$131,880 8568683 TX
634
7/1/2006
6/1/2006
(Unknown) 19.68%
0.00% 100.00%
8/1/2007 369
Monitor
$670,000
$1
$131,880
$131,880 Unknown
Default Reason: (Unknown)
$527,520
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$140,000 8568810 FL
672
7/1/2006
6/1/2006
(Unknown) 19.71%
0.00% 100.00%
11/1/2007 369
Monitor
$710,000
$1
$140,000
$140,000 Unknown
Default Reason: (Unknown)
$560,000
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$108,000 8569321 FL
670
8/1/2006
7/1/2006
(Unknown) 20.57%
0.00% 100.00%
12/1/2007 C36
Monitor
$525,000
$1
$108,000
$108,000 Unknown
Default Reason: (Unknown)
$417,000
0.00%
12/1/2006 According to a third party website, the original appraised value for the property securing this loan appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 11/1/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$106,000 8569533 NV
758
8/1/2006
7/1/2006
(Unknown) 20.00%
0.00% 100.00%
11/1/2007 C36
Monitor
$530,000
$1
$106,000
$106,000 Unknown
Default Reason: (Unknown)
$424,000
0.00%
11/1/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$80,602 8570117 AZ
648
1/1/2006
8/1/2006
BPO 15.38%
20.93% 99.80%
1/1/2008 CC3
Monitor
$525,000
$385,000
$80,760
$80,602 3/23/2006
Default Reason: (Unknown)
$323,040
104.84%
12/1/2006 The property securing this loan was originated with a property of $525,000. According the to most recent BPO valuing the property at $385,000, the value of the property securing this loan decreased in value by $140,000 or 27 percent. Clayton asked the servicer for a copy of the original appraised and most recent BPO to research the value decline. We are awaiting a response.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$28,803 8570206 KY
581
4/1/2006
5/1/2006
BPO 20.00%
19.86% 99.66%
12/1/2007 699
Monitor
$144,500
$145,000
$28,900
$28,803 8/2/2006
Default Reason: (Unknown)
$115,600
99.58%
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
9/27/2006 This loan was added to the Watchlist because it is an early payment default. Additionally, the most recent BPO was performed on 8/2/2006 and valued the property at $145,000, a $500 increase since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
$51,251 8570236 NM
671
4/1/2006
5/1/2006
Int. Est. 15.00%
19.71% 99.90%
1/1/2008 699
Monitor
$342,000
$259,920
$51,300
$51,251 3/31/2006
Default Reason: (Unknown)
$224,250
105.99%
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
11/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, the loan is 90-days delinquent and does not have an updated property value. Clayton will monitor to ensure that an updated property valuation is completed during the next remittance period.
$57,439 8570243 IL
706
4/1/2006
5/1/2006
BPO 19.11%
19.21% 88.36%
4/1/2008 699
Monitor
$340,000
$338,000
$65,000
$64,962 9/14/2006
Default Reason: (Unknown)
$260,000
96.14%
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default. According to the updated property valuation, it appears the original appraised value for the property securing this loan was in line with comparable properties.
11/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, the loan is 90-days delinquent and does not have an updated property value. Clayton will monitor to ensure that an updated property valuation is completed during the next remittance period.
$24,675 8570263 TX
720
4/1/2006
6/1/2006
BPO 19.91%
21.08% 99.90%
8/1/2007 369
Monitor
$124,000
$117,000
$24,699
$24,675 6/19/2006
Default Reason: (Unknown)
$98,797
105.53%
12/1/2006 Clayton will continue to monitor this loan to ensure the servicer takes the proper course of action if the borrower remains delinquent. According to the deal documents, "any mortgage loan in the trust fund that is delinquent for 180 days or more will be charged-off by the servicer if, in general, such mortgage loan is not in foreclosure, has not become REO property or is not otherwise involved in any loss mitigation activities."
9/27/2006 This loan was added to the Watchlist because the borrower is 30-days delinquent. A BPO, dated 6/19/2006 valued the property at $117,000, a $7,000 or six percent value decrease since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$22,786 8570268 IN
585
5/1/2006
7/1/2006
BPO 20.00%
23.70% 99.93%
4/1/2008 C36
Monitor - BK
$114,000
$96,120
$22,800
$22,786 8/25/2006
Default Reason: (Unknown)
$91,200
118.58%
12/1/2006 Clayton is still awaiting a copy of the original appraisal and BPO. 11/1/2006 This loan has been added to the Watchlist because according to the updated property value of $96,120, the property has declined by 16 percent of the original value. Clayton has requested that the servicer provide Clayton with a copy of the original appraisal and the updated BPO to reconcile the decline in value.
$28,490 8570360 CT
643
5/1/2006
5/1/2006
Int. Est. 10.00%
13.15% 99.96%
11/1/2007 699
Monitor
$285,000
$216,600
$28,500
$28,490 3/31/2006
Default Reason: (Unknown)
$228,000
118.41%
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default. Clayton asked the servicer for an updated property valuation. We are awaiting a response.
11/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, the loan is 90-days delinquent and does not have an updated property value. Clayton will monitor to ensure that an updated property valuation is completed during the next remittance period.
$172,449 8570571 VA
712
6/1/2006
6/1/2006
(Unknown) 19.94%
0.00% 99.97%
7/1/2007 369
Monitor
$865,000
$1
$172,492
$172,449 Unknown
Default Reason: (Unknown)
$689,971
0.00%
12/1/2006 According to a third party website, the value of the property securing this loan appears to be significantly lower then the comparable properties. Clayton asked the servicer to provide a copy of the original appraisal to review the loan as a possible repurchase candidate if we find evidence it was fraudulently originated. We are awaiting a response.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$178,330 8570970 FL
787
6/1/2006
5/1/2006
BPO 15.00%
15.25% 97.44%
10/1/2007 699
Monitor
$1,220,000
$1,200,000
$183,000
$183,000 9/13/2006
Default Reason: (Unknown)
$976,000
96.58%
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$200,000 8571142 FL
635
7/1/2006
6/1/2006
(Unknown) 19.92%
0.00% 100.00%
11/1/2007 369
Monitor
$1,004,000
$1
$200,000
$200,000 Unknown
Default Reason: (Unknown)
$800,000
0.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property value.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: October 31, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three

Prepayment Penalty Analysis

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.


SASCO 2006-S3 Prepayment Penalty Analysis

Trustee Remittance Date: October 25, 2006

Total Cash Flows

Trustee Remittance Date
                     11/25/2006  10/25/2006  9/25/2006

Amount Remitted
to the Trust         $4,356      $693        $0

Amount Remitted
by the Servicers     $4,356      $693        $0

Difference           $0          $0          $0


Total Collections by the Servicers

Total Paid-Off
Loans                220        151         202

Total Paid-Off
Loans with
Prepayment Flags     2          1           0

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0          0           0

Liquidated out
of REO Status        0          0           0

Acceleration of
Debt                 0          0           0

Loss Mitigation
(Short Sales,
Charge Offs)         0          0           0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0          0           0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0          0           0

Total Paid-Off
Loans with Active
Prepayment Flags     2          1           0


Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0          0           0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             0          0           0


Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             2          1           0

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted             0          0           0

Total Loans with
Penalties Remitted   2          1           0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.91%      0.66%       0.00%

Penalties Remitted
for loans with
Active Prepayment
Flags               100.00%     100.00%     N/A

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five

Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 FICO Distribution by Status
Mortgage Data Through: October 31, 2006

FICO    Delinquency     Percentage

550     Current         0
560     Current         0.001
570     Current         0.001
580     Current         0.002
580     Delinquent      0.015
590     Current         0.004
590     Delinquent      0.01
590     Paid Off        0.002
600     Current         0.003
600     Delinquent      0.015
600     Paid Off        0.002
610     Current         0.005
610     Delinquent      0.005
610     Paid Off        0.006
620     Current         0.026
620     Delinquent      0.06
620     Paid Off        0.028
630     Current         0.054
630     Delinquent      0.055
630     Paid Off        0.03
640     Current         0.07
640     Delinquent      0.085
640     Paid Off        0.045
650     Current         0.071
650     Delinquent      0.095
650     Paid Off        0.078
660     Current         0.09
660     Delinquent      0.065
660     Paid Off        0.067
670     Current         0.103
670     Delinquent      0.09
670     Paid Off        0.087
680     Current         0.09
680     Delinquent      0.085
680     Paid Off        0.087
690     Current         0.077
690     Delinquent      0.06
690     Paid Off        0.084
700     Current         0.067
700     Delinquent      0.085
700     Paid Off        0.063
710     Current         0.062
710     Delinquent      0.055
710     Paid Off        0.048
720     Current         0.051
720     Delinquent      0.07
720     Paid Off        0.058
730     Current         0.041
730     Delinquent      0.035
730     Paid Off        0.048
740     Current         0.043
740     Delinquent      0.04
740     Paid Off        0.05
750     Current         0.037
750     Delinquent      0.015
750     Paid Off        0.058
760     Current         0.028
760     Delinquent      0.025
760     Paid Off        0.045
770     Current         0.025
770     Delinquent      0.015
770     Paid Off        0.045
780     Current         0.02
780     Delinquent      0.01
780     Paid Off        0.022
790     Current         0.013
790     Delinquent      0.015
790     Paid Off        0.017
800     Current         0.01
800     Paid Off        0.013
810     Current         0.006
810     Paid Off        0.013
820     Current         0.001
820     Paid Off        0.002

Status          # of Loans      Average         Std. Deviation
Current         6,865           689             45.498
Delinquent      201             678             45.082
Paid Off        462             699             47.753
Total:          7,528

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Balance Distribution by Status
Mortgage Data Through: October 31, 2006

Balance Delinquency     Percentage
0       Current         0.001
10000   Current         0.046
10000   Delinquent      0.015
20000   Current         0.095
20000   Delinquent      0.065
30000   Current         0.202
30000   Delinquent      0.144
40000   Current         0.154
40000   Delinquent      0.104
50000   Current         0.121
50000   Delinquent      0.085
60000   Current         0.092
60000   Delinquent      0.08
70000   Current         0.071
70000   Delinquent      0.065
80000   Current         0.043
80000   Delinquent      0.06
90000   Current         0.042
90000   Delinquent      0.05
100000  Current         0.036
100000  Delinquent      0.06
110000  Current         0.023
110000  Delinquent      0.05
120000  Current         0.023
120000  Delinquent      0.07
130000  Current         0.01
130000  Delinquent      0.015
140000  Current         0.006
140000  Delinquent      0.055
150000  Current         0.009
150000  Delinquent      0.005
160000  Current         0.004
160000  Delinquent      0.005
170000  Current         0.003
170000  Delinquent      0.005
180000  Current         0.003
180000  Delinquent      0.02
190000  Current         0.003
190000  Delinquent      0.015
200000  Current         0.003
200000  Delinquent      0.02
210000  Current         0.001
220000  Current         0.001
220000  Delinquent      0.005
230000  Current         0.001
240000  Current         0.001
250000  Current         0.001
250000  Delinquent      0.005
260000  Current         0
270000  Current         0
280000  Current         0
300000  Current         0.001
310000  Current         0
320000  Current         0
330000  Current         0
350000  Current         0
350000  Delinquent      0.005
360000  Current         0
370000  Current         0.001
380000  Current         0.001
390000  Current         0
400000  Current         0.002

Status          # of Loans      Average         Std. Deviation
Current         6,865           56,996.98       43,446.28
Delinquent      201             79,040.55       52,646.12
Total:          7,066

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Mortgage Type Distribution by Status
Mortgage Data Through: October 31, 2006

Mortgage Type           Delinquency     Percentage
Investment Home         Current         0.139
Investment Home         Delinquent      0.08
Investment Home         Paid Off        0.158
Primary Home            Current         0.751
Primary Home            Delinquent      0.821
Primary Home            Paid Off        0.714
Second Home             Current         0.11
Second Home             Delinquent      0.1
Second Home             Paid Off        0.128

Mortgage Type   Loan Count      Total Balance   Avg. Balance    Std. Deviation
Fixed           7,528           407,171,402.51  54,087.59       44,708.72

Total:          7,528           407,171,402.51

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Mortgage Purpose Distribution
Mortgage Data Through: October 31, 2006


Origination Statistics          Current Loans


Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       812     10.8%           refinance       750     10.9%

Purchase        6,488   86.2%           Purchase        5,899   85.9%

Rate/term                               Rate/term
refinance       228     3.0%            refinance       216     3.1%

Home                                    Home
Improvement     0       0.0%            Improvement     0       0.0%

Other           0       0.0%            Other           0       0.0%

Total           7,528   100%            Total           6,865   100%


Delinquent Loans                                Paid Off Loans


Purpose         Number          Percentage      Purpose         Number          Percentage
Cash-out                                        Cash-out
refinance       26              12.9%           refinance       36              7.8%

Purchase        169             84.1%           Purchase        420             0.9%

Rate/term                                       Rate/term
refinance       6               3.0%            refinance       6               1.3%

Home                                            Home
Improvement     0               0.0%            Improvement     0               0.0%

Other           0               0.0%            Other           0               0.0%

Total           201             100%            Total           462             100%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Ownership Distribution by Status
Mortgage Data Through: October 31, 2006

Ownership Type          Delinquency     Percentage

Investment Home         Current         0.139
Investment Home         Delinquent      0.08
Investment Home         Paid Off        0.158
Primary Home            Current         0.751
Primary Home            Delinquent      0.821
Primary Home            Paid Off        0.714
Second Home             Current         0.11
Second Home             Delinquent      0.1
Second Home             Paid Off        0.128

Title           # of Loans
Investment Home 1,044
Primary Home    5,653
Second Home     831
Total:  7,528

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Delinquent Balance Over Time
Mortgage Data Through: October 31, 2006

AsOfDate        30 Days         60 Days         90 Days         Foreclosure     REO
8/31/2006       4854096.37      800724.7        0               0               0
9/30/2006       7340221.94      3963886.51      687615.92       0               0
10/31/2006      6554204.48      5166945.84      4166000.31      0               0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Delinquent Count Over Time
Mortgage Data Through: October 31, 2006

AsOfDate        30 Days         60 Days         90 Days         Foreclosure     REO
8/31/2006       56              12              0               0               0
9/30/2006       105             44              10              0               0
10/31/2006      87              69              45              0               0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Conditional Prepayment Rates
Mortgage Data Through: October 31, 2006

Date            Distribution Date       CPR     3-Month MA      6-Month MA      12-Month MA
10/31/2006      11/25/2006              34.95%
9/30/2006       10/25/2006              26.65%
8/31/2006       9/25/2006               33.06%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.